Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2013
Other Nonoperating Income (Expense) [Abstract]
Components Of Other (Income) Expense
The components of other (income) expense from continuing operations were as follows:

	Year Ended December 31
	2013	2012	2011
Gain on asset sales	$(7.8)	$(.4)	$(9.8)
Bargain purchase gain from acquisitions (see Note R)	(8.8)	—	—
Restructuring charges (see Note D)	2.1	3.2	4.0
Asset impairments (see Note C)	.8	.8	14.6
Currency loss	1.8	2.1	—
Royalty income	(1.4)	(1.6)	(.5)
(Gain) loss from diversified investments associated with stock-based compensation plans (see Note L)	(1.9)	(.5)	.1
Other income	(5.8)	(5.6)	(4.3)
	$(21.0)	$(2.0)	$4.1